RISK MANAGEMENT - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Details) $ in Millions	Sep. 30, 2026 CAD ($) $ / bbl $ / $ $ / MWh $ / MMcf
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	10.00
Increase	$ 0
Decrease	$ 0
Commodity price risk | WCS and Condensate Differential
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	2.50
Increase	$ 7
Decrease	$ (7)
Commodity price risk | WCS Hardisty
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	2.50
Increase	$ 8
Decrease	$ (8)
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	20.00
Increase	$ 0
Decrease	$ 0
Commodity price risk | Natural Gas Commodity Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.50
Increase	$ 2
Decrease	$ (2)
Commodity price risk | Natural Gas Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.50
Increase	$ (1)
Decrease	$ 1
Commodity price risk | Power Commodity
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MWh	10.00
Increase	$ 34
Decrease	$ (34)
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $	0.05
Increase	$ 63
Decrease	$ (73)